Segmental reporting (Tables)	12 Months Ended
Dec. 31, 2020
2. Segmental reporting
Analysis of results by business
Analysis of results by business
	Barclays UK	Barclays International	Head Office	Group results
	£m	£m	£m	£m
For the year ended 31 December 2020
Total income	6,347	15,921	(502)	21,766
Credit impairment charges	(1,467)	(3,280)	(91)	(4,838)
Net operating income/(expenses)	4,880	12,641	(593)	16,928
Operating costs	(4,270)	(8,765)	(399)	(13,434)
UK bank levy	(50)	(240)	(9)	(299)
Litigation and conduct	(32)	(48)	(73)	(153)
Total operating expenses	(4,352)	(9,053)	(481)	(13,886)
Other net income/(expenses)[a]	18	28	(23)	23
Profit/(loss) before tax	546	3,616	(1,097)	3,065
Total assets (£bn)	289.1	1,041.8	18.6	1,349.5
Number of employees (full time equivalent)	21,300	10,800	50,900	83,000
Average number of employees (full time equivalent)				81,800

Note

a Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

	Barclays UK	Barclays International	Head Office	Group results
	£m	£m	£m	£m
For the year ended 31 December 2019
Total income	7,353	14,675	(396)	21,632
Credit impairment charges	(712)	(1,173)	(27)	(1,912)
Net operating income/(expenses)	6,641	13,502	(423)	19,720
Operating costs	(3,996)	(9,163)	(200)	(13,359)
UK bank levy	(41)	(174)	(11)	(226)
Litigation and conduct	(1,582)	(116)	(151)	(1,849)
Total operating expenses	(5,619)	(9,453)	(362)	(15,434)
Other net income[a]	-	69	2	71
Profit/(loss) before tax	1,022	4,118	(783)	4,357
Total assets (£bn)	257.8	861.4	21.0	1,140.2
Number of employees (full time equivalent)	21,400	11,200	48,200	80,800
Average number of employees (full time equivalent)				82,700

Note

a Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

Analysis of results by business
	Barclays UK	Barclays International	Head Office	Group results
	£m	£m	£m	£m
For the year ended 31 December 2018
Total income	7,383	14,026	(273)	21,136
Credit impairment (charges)/releases	(826)	(658)	16	(1,468)
Net operating income/(expenses)	6,557	13,368	(257)	19,668
Operating costs	(4,075)	(9,324)	(228)	(13,627)
UK bank levy	(46)	(210)	(13)	(269)
GMP charge	-	-	(140)	(140)
Litigation and conduct	(483)	(127)	(1,597)	(2,207)
Total operating expenses	(4,604)	(9,661)	(1,978)	(16,243)
Other net income/(expenses)[a]	3	68	(2)	69
Profit/(loss) before tax	1,956	3,775	(2,237)	3,494
Total assets (£bn)	249.7	862.1	21.5	1,133.3
Number of employees (full time equivalent)	22,600	12,400	48,500	83,500

Note

a Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

Income by geographic region
Income by geographic region[a]
	2020	2019	2018
For the year ended 31 December	£m	£m	£m
United Kingdom	11,211	11,809	11,529
Europe	2,059	1,754	1,617
Americas	7,425	7,064	7,058
Africa and Middle East	36	59	43
Asia	1,035	946	889
Total	21,766	21,632	21,136

Income from individual countries which represent more than 5% of total income[a]
	2020	2019	2018
For the year ended 31 December	£m	£m	£m
United Kingdom	11,211	11,809	11,529
United States	7,318	6,939	6,911

Note

a The geographical analysis is based on the location of the office where the transactions are recorded.